CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
REVENUE	$ 9,547	$ 1,665	$ 10,307	$ 7,701	$ 51,590	$ 37	$ 61,934
COST OF REVENUE	8,717	58,958	147,551	71,093	111,511	0	265,744
GROSS PROFIT (LOSS)	830	(57,293)	(137,244)	(63,392)	(59,921)	37	(203,810)
OPERATING EXPENSES
Sales and marketing	120,604	153,063	244,942	255,390	731,483	136,179	1,421,789
General and administrative	364,217	357,571	1,072,434	568,229	807,179	193,005	1,765,785
Other operating expenses (includes deferred compensation expense related to stock options)	13,872	0	2,958,981	0	55,276	30,971	3,059,848
Depreciation and Amortization	57,170	32,599	168,474	84,319	123,624	12,101	304,198
TOTAL OPERATING EXPENSES	555,863	543,233	4,444,831	907,938	1,717,562	372,256	6,551,620
LOSS FROM OPERATIONS	(555,033)	(600,526)	(4,582,075)	(971,330)	(1,777,483)	(372,219)	(6,755,430)
OTHER INCOME (EXPENSE)
Interest income	0	0	0	0	0	15	15
Interest expense	(13,248)	(20,745)	(28,510)	(60,138)	(57,417)	(16,831)	(102,758)
TOTAL OTHER INCOME (EXPENSE)	(13,248)	(20,745)	(28,510)	(60,138)	(57,417)	(16,816)	(102,743)
LOSS BEFORE INCOME TAX PROVISION	(568,281)	(621,271)	(4,610,585)	(1,031,468)	(1,834,900)	(389,035)	(6,858,173)
INCOME TAX PROVISION
NET LOSS	$ (568,281)	$ (621,271)	$ (4,610,585)	$ (1,031,468)	$ (1,834,900)	$ (389,035)	$ (6,858,173)
Loss per share:
Basic and Diluted (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted Average Shares Outstanding
Basic and Diluted (in Shares)	138,431,367	72,185,591	131,461,321	73,285,040	90,751,588	56,393,098